UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    Aug 12 , 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $248,242 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     6871    72442 SH       Sole                                      72442
Abbott Labs                    COM              002824100      351     6667 SH       Sole                                       6667
Apple Computer                 COM              037833100     2821     8405 SH       Sole                                       8405
Automatic Data Processing Inc  COM              053015103     8164   154978 SH       Sole                                     154978
Canon Inc. ADR                 COM              138006309     8075   169672 SH       Sole                                     169672
Cisco Systems                  COM              17275R102     2819   180615 SH       Sole                                     180615
Coca Cola Co Com               COM              191216100     8880   131970 SH       Sole                                     131970
Donaldson Inc                  COM              257651109    13235   218107 SH       Sole                                     218107
Dorchester Minerals LP Com Uni COM              25820R105     1427    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108     9916   146254 SH       Sole                                     146254
Echelon                        COM              27874n105      514    56500 SH       Sole                                      56500
Ecolab Inc                     COM              278865100     7806   138461 SH       Sole                                     138461
Emerson Electric Co            COM              291011104     8723   155073 SH       Sole                                     155073
Exxon Mobil Corp     Com       COM              30231g102     3207    39411 SH       Sole                                      39411
FedEx Corp                     COM              31428x106     7197    75880 SH       Sole                                      75880
Illinois Tool Works            COM              452308109     8751   154908 SH       Sole                                     154908
Intel Corp                     COM              458140100     4171   188222 SH       Sole                                     188222
International Business Machine COM              459200101      278     1620 SH       Sole                                       1620
Johnson & Johnson              COM              478160104     8250   124023 SH       Sole                                     124023
Luminex Corp Com               COM              55027E102     1124    53788 SH       Sole                                      53788
Microsoft Corp                 COM              594918104     5027   193329 SH       Sole                                     193329
Molex Inc.                     COM              608554101     7817   303348 SH       Sole                                     303348
National Instr Corp            COM              636518102     5206   175278 SH       Sole                                     175278
Nordson Corp                   COM              655663102    13632   248529 SH       Sole                                     248529
Novartis ADR                   COM              66987V109     7732   126530 SH       Sole                                     126530
Paccar                         COM              693718108     6670   130550 SH       Sole                                     130550
PepsiCo Inc                    COM              713448108     7142   101406 SH       Sole                                     101406
Permian Basin Rty Tr Unit Ben  COM              714236106      721    33333 SH       Sole                                      33333
Procter & Gamble               COM              742718109     9464   148880 SH       Sole                                     148880
Sabine Royalty Trust UBI       COM              785688102     4377    68666 SH       Sole                                      68666
San Juan Basin Royalty Trust   COM              798241105    19663   815910 SH       Sole                                     815910
Schlumberger Ltd               COM              806857108    10169   117702 SH       Sole                                     117702
Sigma Aldrich                  COM              826552101    11220   152897 SH       Sole                                     152897
Telefonica de Espana           COM              879382208      999    40779 SH       Sole                                      40779
United Parcel Svc Cl B         COM              911312106     7205    98790 SH       Sole                                      98790
W.W. Grainger                  COM              384802104    12078    78604 SH       Sole                                      78604
Wal-Mart Stores                COM              931142103     6540   123074 SH       Sole                                     123074
REPORT SUMMARY		       37 DATA RECORDS		     248242         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

